Events after the reporting period - Additional Information (Detail) $ in Thousands						1 Months Ended	3 Months Ended
	Apr. 15, 2020 $ / $	Apr. 01, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 15, 2020 USD ($)	Apr. 02, 2020 $ / $	Mar. 31, 2020 USD ($)	Apr. 27, 2020 USD ($)	Apr. 27, 2020 ARS ($)	Apr. 09, 2020 $ / $ $ / $	Apr. 01, 2020 ARS ($)	Mar. 31, 2020 ARS ($)	Mar. 30, 2020 $ / $	Mar. 08, 2020 $ / $	Feb. 26, 2020 USD ($)	Dec. 31, 2018	Apr. 04, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value		$ 11,235
Price per barrel																60.20	54.55	54.5	64.2
Number of million barrels per day | $ / $										970
Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value					$ 30,000,000
Borrowings, interest rate					5.25%
Borrowings, maturity date					July 15, 2020
Vista Argentina [member] | Bolsas Y Mercados Argentinos SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value								$ 1,428,000	$ 95,000
Borrowings, interest rate								18.62%	18.62%
Entering into significant commitments or contingent liabilities [member] | Negotiable obligations Due Feb 2024 [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value			$ 50,000,000
Borrowings, interest rate			3.50%
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity date		April 1, 2021
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Banco de Galicia y Buenos Aires SA [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value												$ 681,178
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Banco BBVA Argentina S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value											$ 725,000	$ 845,865
Borrowings, interest rate		6.00%									6.00%
Entering into significant commitments or contingent liabilities [member] | Vista Argentina [member] | Banco de la Ciudad de Buenos Aires [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value							$ 7,110,000
Cancellation Of Loan Commitments [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value				$ 15,000,000
Cancellation of loan including interest				$ 11,190,000
Major business combination [member] | Negotiable obligations Due Feb 2024 [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity date			February 21, 2024
Major business combination [member] | Aleph Midstream S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred															$ 37,500,000
Voting interest acquired							100.00%					100.00%
Non-adjusting events [member]
Disclosure of non-adjusting events after reporting period [line items]
Price per barrel | $ / $										30			22.72	34.36
Price per barrel fluctuations | $ / $	2,000					3,000
Percent of sharp drop in oil prices							55.00%